Horizon Defensive Multi-Factor Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 98.5%
	Accommodation and Food Services - 0.3%
1,406	Domino's Pizza, Inc.	$574,998

	Aerospace/Defense - 1.0%
4,691	Lockheed Martin Corp.	1,830,710

	Agriculture, Forestry, Fishing and Hunting - 0.2%
15,396	Corteva, Inc.	439,556

	Apparel - 0.2%
26,176	Hanesbrands, Inc.	400,231

	Auto Manufacturers - 0.4%
8,858	PACCAR, Inc.	760,371

	Auto Parts & Equipment - 0.5%
5,311	Aptiv PLC (a)	457,383
10,842	BorgWarner, Inc.	440,077
		897,460
	Banks - 2.6%
74,129	Bank of America Corp.	1,908,081
33,388	Morgan Stanley	1,744,857
33,418	Regions Financial Corp.	386,312
1,843	SVB Financial Group (a)	470,665
10,274	Zions Bancorp NA	330,412
		4,840,327
	Beverages - 0.5%
10,375	Monster Beverage Corp. (a)	870,047

	Biotechnology - 3.4%
11,413	Amgen, Inc.	2,891,141
3,914	Biogen, Inc. (a)	1,125,823
1,642	Regeneron Pharmaceuticals, Inc. (a)	1,017,925
4,417	Vertex Pharmaceuticals, Inc. (a)	1,232,873
		6,267,762
	Building Materials - 0.8%
6,059	Fortune Brands Home & Security, Inc.	509,441
1,965	Martin Marietta Materials, Inc.	398,639
9,120	Masco Corp.	531,696
		1,439,776
	Chemicals - 1.8%
5,764	Eastman Chemical Co.	421,406
3,160	International Flavors & Fragrances, Inc. (c)	391,176
6,101	Linde PLC	1,523,664
1,634	Sherwin-Williams Co.	1,096,496
		3,432,742
	Commercial Services - 1.9%
1,857	Cintas Corp.	618,826
9,043	Quanta Services, Inc.	463,454
6,789	Robert Half International, Inc.	361,175
4,366	S&P Global, Inc.	1,599,790
3,148	United Rentals, Inc. (a)	557,353
		3,600,598
	Computers - 6.4%
9,972	Accenture PLC, Class A	2,392,582
64,192	Apple, Inc.	8,283,336
4,594	Fortinet, Inc. (a)	606,431
11,349	Seagate Technology PLC	544,638
		11,826,987
	Construction - 0.2%
90	NVR, Inc. (a)	375,151

	Cosmetics/Personal Care - 0.7%
15,850	Colgate-Palmolive Co.	1,256,271

	Distribution/Wholesale - 0.4%
14,792	Fastenal Co.	722,737

	Diversified Financial Services - 0.9%
3,691	Nasdaq, Inc.	496,144
6,005	Raymond James Financial, Inc.	454,698
5,765	T. Rowe Price Group, Inc.	802,546
		1,753,388
	Electric - 2.4%
6,989	Alliant Energy Corp.	378,454
6,299	CMS Energy Corp.	381,026
8,255	Duke Energy Corp.	663,207
5,277	Eversource Energy	452,292
4,402	NextEra Energy, Inc.	1,228,906
12,686	NRG Energy, Inc.	436,525
8,312	Public Service Enterprise Group, Inc.	434,219
5,034	WEC Energy Group, Inc.	473,599
		4,448,228
	Electrical Components & Equipment - 0.7%
5,313	AMETEK, Inc.	535,019
11,568	Emerson Electric Co.	803,629
		1,338,648
	Electronics - 0.9%
5,768	Garmin, Ltd.	597,623
5,764	Keysight Technologies, Inc. (a)	567,869
3,883	PerkinElmer, Inc.	457,107
		1,622,599
	Environmental Control - 0.3%
5,895	Republic Services, Inc.	546,584

	Finance and Insurance - 1.0%
4,613	First Republic Bank	520,854
1,120	MarketAxess Holdings, Inc.	544,253
22,742	Truist Financial Corp.	882,617
		1,947,724
	Food - 2.4%
9,894	Campbell Soup Co.	520,523
17,027	Conagra Brands, Inc.	653,156
15,665	General Mills, Inc.	1,001,777
9,930	Hormel Foods Corp.	506,232
4,368	J.M. Smucker Co.	524,946
22,975	Kroger Co.	819,748
2,461	McCormick & Co., Inc.	507,458
		4,533,840
	Hand/Machine Tools - 0.2%
2,701	Snap-on, Inc.	400,477

	Healthcare Products - 1.7%
1,445	ABIOMED, Inc. (a)	444,511
7,253	Danaher Corp.	1,497,527
1,904	IDEXX Laboratories, Inc. (a)	744,578
2,841	ResMed, Inc.	513,596
		3,200,212
	Healthcare Services - 4.4%
14,182	Centene Corp. (a)	869,640
5,732	DaVita, Inc. (a)	497,309
2,947	Humana, Inc.	1,223,506
3,818	Quest Diagnostics, Inc.	424,714
16,733	UnitedHealth Group, Inc.	5,229,899
		8,245,068
	Home Builders - 1.0%
10,153	DR Horton, Inc.	724,620
9,208	Lennar Corp., Class A	688,942
10,948	PulteGroup, Inc.	488,171
		1,901,733
	Household Products/Wares - 1.2%
3,472	Avery Dennison Corp.	400,634
7,007	Church & Dwight Co., Inc.	671,481
7,575	Kimberly-Clark Corp.	1,195,032
		2,267,147
	Information - 0.3%
1,416	Tyler Technologies, Inc. (a)	488,959

	Insurance - 2.6%
5,698	Allstate Corp.	529,914
5,458	Arthur J Gallagher & Co.	574,728
1,752	Everest Re Group Ltd.	385,580
11,233	Hartford Financial Services Group, Inc.	454,375
9,342	Marsh & McLennan Cos., Inc.	1,073,489
13,518	Progressive Corp.	1,284,751
4,533	Travelers Cos., Inc.	526,009
		4,828,846
	Internet - 15.3%
4,745	Alphabet, Inc., Class A (a)	7,732,120
2,244	Amazon.com, Inc. (a)	7,743,954
17,777	eBay, Inc.	973,824
3,702	F5 Networks, Inc. (a)	489,886
27,562	Facebook, Inc., Class A (a)	8,081,178
6,462	Netflix, Inc. (a)	3,422,017
		28,442,979
	Lodging - 0.3%
5,262	Hilton Worldwide Holdings, Inc. (a)	475,474

	Machinery - Diversified - 1.0%
2,849	Cummins, Inc.	590,456
4,518	Dover Corp.	496,257
1,617	Roper Technologies, Inc.	690,766
		1,777,479
	Manufacturing - 0.6%
1,800	West Pharmaceutical Services, Inc.	511,128
1,796	Zebra Technologies Corp., Class A (a)	514,608
		1,025,736
	Media - 1.5%
3,776	Charter Communications, Inc., Class A (a)	2,324,543
19,640	Discovery, Inc., Class A (a)(c)	433,357
		2,757,900
	Mining - 0.6%
17,904	Newmont Goldcorp Corp.	1,204,581

	Miscellaneous Manufacturing - 1.1%
9,917	3M Co.	1,616,669
8,028	AO Smith Corp.	393,131
		2,009,800
	Oil & Gas - 2.0%
17,675	Cabot Oil & Gas Corp.	335,295
12,706	Chevron Corp.	1,066,415
13,304	ConocoPhillips	504,088
8,183	Diamondback Energy, Inc.	318,810
9,696	EOG Resources, Inc.	439,617
12,129	HollyFrontier Corp.	289,519
58,343	Marathon Oil Corp. (a)	308,051
3,826	Pioneer Natural Resources Co.	397,636
		3,659,431
	Packaging & Containers - 0.2%
4,547	Packaging Corp of America	460,338

	Pharmaceuticals - 2.7%
35,155	AbbVie, Inc.	3,366,794
27,242	CVS Health Corp.	1,692,273
		5,059,067
	Professional, Scientific, and Technical Services - 0.9%
927	Bio-Rad Laboratories, Inc., Class A (a)	471,463
2,653	ServiceNow, Inc. (a)	1,278,799
		1,750,262
	Real Estate Investment Trusts - 2.8%
2,693	Alexandria Real Estate Equities, Inc.	453,447
2,743	AvalonBay Communities, Inc.	433,558
10,561	CBRE Group, Inc., Class A (a)	496,684
1,197	Equinix, Inc.	945,367
1,832	Essex Property Trust, Inc.	396,646
3,975	Extra Space Storage, Inc.	423,536
3,397	Mid-America Apartment Communities, Inc.	397,857
8,321	Prologis, Inc.	847,577
2,714	Public Storage	576,454
7,318	Realty Income Corp.	453,936
		5,425,062
	Retail - 8.0%
7,495	Best Buy Co., Inc.	831,270
551	Chipotle Mexican Grill, Inc. (a)	721,964
6,177	Dollar General Corp.	1,247,013
6,185	McDonald's Corp.	1,320,621
1,696	O'Reilly Automotive, Inc. (a)	789,709
11,217	Target Corp.	1,696,123
4,024	Tractor Supply Co.	598,892
51,244	Walmart, Inc.	7,115,229
5,101	Yum! Brands, Inc.	488,931
		14,809,752
	Semiconductors - 5.0%
71,734	Intel Corp.	3,654,847
3,690	KLA Corp.	756,967
7,223	NVIDIA Corp.	3,864,160
4,233	Qorvo, Inc. (a)	542,967
3,762	Skyworks Solutions, Inc.	544,926
		9,363,867
	Software - 8.9%
6,513	Adobe, Inc. (a)	3,343,709
5,182	Akamai Technologies, Inc. (a)	603,340
6,176	Cadence Design Systems, Inc. (a)	684,980
6,988	Cerner Corp.	512,710
4,818	Citrix Systems, Inc.	699,574
6,458	Electronic Arts, Inc. (a)	900,697
2,910	Jack Henry & Associates, Inc.	481,372
33,179	Microsoft Corp.	7,482,860
1,826	MSCI, Inc.	681,591
2,920	Synopsys, Inc. (a)	646,196
2,810	Take-Two Interactive Software, Inc. (a)	481,044
		16,518,073
	Telecommunications - 4.8%
44,697	Cisco Systems, Inc.	1,887,107
17,462	Juniper Networks, Inc.	436,550
18,178	T-Mobile US, Inc. (a)	2,121,009
75,847	Verizon Communications, Inc.	4,495,452
		8,940,118
	Transportation - 1.2%
5,193	CH Robinson Worldwide, Inc.	510,472
9,607	CSX Corp.	734,551
5,149	Expeditors International of Washington, Inc.	455,120
4,062	JB Hunt Transport Services, Inc.	570,874
		2,271,017
	Transportation and Warehousing - 0.3%
2,834	Old Dominion Freight Line, Inc.	572,978

	TOTAL COMMON STOCKS (Cost - $162,392,050)	183,583,091

	SHORT TERM INVESTMENTS - 1.4%
	Money Market Funds - 1.4%
2,551,319	First American Treasury Obligations Fund, Class X, 0.07% (b)	2,551,319
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,551,319)	2,551,319

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
840,959	First American Government Obligations Fund, Class Z, 0.05% (b)	840,959
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $840,959)	840,959

	TOTAL INVESTMENTS - 100.4% (Cost - $165,784,328)	186,975,369
	Liabilities in Excess of Other Assets - (0.4)%	(768,039)
	NET ASSETS - 100.0%	$186,207,330

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(c) All or a portion of this security is out on loan as of August 31, 2020.